Selected Income Statement Data (Schedule of selected revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selected Income Statement Data [Line Items]
Total revenues	$ 315,375	$ 320,909	$ 269,659
Sales of products [Member]
Selected Income Statement Data [Line Items]
Total revenues	301,899	307,791	259,332
Service fees [Member]
Selected Income Statement Data [Line Items]
Total revenues	$ 13,476	$ 13,118	$ 10,327